Retirement Plans (Major Actuarial Assumptions Used In Determining Benefit Obligations And Net Periodic Pension Cost For Defined Benefit Plans) (Details)		3 Months Ended		6 Months Ended	12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial assumptions used to determine benefit obligations, Discount rate		4.10%			4.10%	4.40%	4.10%
Actuarial assumptions used to determine benefit obligations, Rate of compensation increase		3.75%			3.75%	3.75%	3.75%
Discount rate	[1]	3.60%	3.80%	4.40%	4.05%	4.10%	4.65%
Actuarial assumptions used to determine net periodic pension cost, Expected long-term rate of return on plan assets	[2]				7.75%	7.75%	7.75%
Actuarial assumptions used to determine net periodic pension cost, Rate of compensation increase					3.75%	3.75%	3.75%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial assumptions used to determine benefit obligations, Discount rate		3.88%			3.88%	4.64%	4.72%
Actuarial assumptions used to determine benefit obligations, Rate of compensation increase		4.20%			4.20%	4.12%	4.03%
Discount rate	[1]				4.72%	4.72%	5.07%
Actuarial assumptions used to determine net periodic pension cost, Expected long-term rate of return on plan assets	[2]				6.55%	6.64%	7.53%
Actuarial assumptions used to determine net periodic pension cost, Rate of compensation increase					4.03%	4.03%	4.13%

[1]	Represents the weighted average rate for the U.S. qualified plans in 2016 and 2014 due to the remeasurement in the second, third and fourth quarters of 2016 and the first quarter of 2014.
[2]	Represents the expected rate of return for International Paper's qualified pension plan for 2014. The weighted average rate for the Temple-Inland Retirement Plan was 7.00% for 2014